DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
DEFERRED COMPENSATION

NOTE 10 – DEFERRED COMPENSATION

As of December 31, 2020, and 2019, the Company has accrued $797,042 and $277,850, respectively, of deferred compensation relating to individual agreements with former CEO and sales staff, which are included in the accompanying consolidated balance sheet in accrued expenses.